TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
TRADE ACCOUNTS RECEIVABLE [Abstract]
TRADE ACCOUNTS RECEIVABLE	11. TRADE ACCOUNTS RECEIVABLE Trade accounts receivable are presented net of provisions for doubtful accounts. As of December 31, 2011 and 2010, there was no provision for doubtful accounts.